Earnings Per Share	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share

The number of shares of common stock outstanding used in calculating the weighted average thereof reflects the actual number of HRG common stock outstanding, excluding unvested restricted stock.
The following were excluded from the calculation of “Diluted net loss per common share attributable to controlling interest” because the as-converted effect of the unvested restricted stock and stock units, stock options and warrants would have been anti-dilutive (share amounts in thousands):

	Fiscal
	2017	2016	2015
Unvested restricted stock and restricted stock units	466	1,914	2,667
Stock options	1,727	1,300	1,334
Anti-dilutive warrants	154	—	—

For Fiscal 2016 and Fiscal 2015, there were $1.2 and $1.8 outstanding warrants to purchase HRG common stock at an exercise price of $13.125 per share that were excluded from the calculation of “Diluted net (loss) income per common share attributable to controlling interest” because the exercise price per share was above the average stock price for Fiscal 2016 and Fiscal 2015, respectively.